Taxation - Additional Information (Details)		3 Months Ended		9 Months Ended
	Dec. 12, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Loss Carryforwards [Line Items]
Effective tax rate		18.50%	117.60%	533.10%	142.00%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation nondeductible expense share-based payment arrangement		25.00%		25.00%
U.K. statutory rate		25.00%		25.00%
European Union
Operating Loss Carryforwards [Line Items]
Global minimum tax rate	15.00%